Pilgrim Prime Rate Trust First Quarter Report

Dear Shareholder:

Pilgrim Prime Rate Trust enjoyed another good quarter. Amid signs of a slowing economy, short term interest rates remained relatively stable, with the prime rate remaining at 9% throughout the quarter, and one-month LIBOR dropping slightly from 6.125% on February 28, 1995 to 6.0625% on May 31, 1995. In this stable rate environment, the Trust's monthly dividend yield approximated the 9% prime rate every month. Based on dividends declared during the 92-day quarter of $0.2195, and the $9.67 net asset value (NAV) as of May 31, the dividend yield for the quarter was 9.01% on an annualized basis.

FIRST QUARTER HIGHLIGHTS

During the quarter ended May 31, 1995, Pilgrim Prime Rate Trust:

* Fully invested $141,300,813 of proceeds from the successful completion of a rights offering for 17,958,766 shares of beneficial interest. The supply of new loans was relatively strong during the quarter, enabling the Trust to add 12 new loans to the portfolio, including Paging Network Inc., Dominick's Finer Foods, and Mary Kay Cosmetics.

* Increased overall diversification of the portfolio. The total number of loans in the portfolio increased from 77 at February 28, 1995, to 89 at May 31, 1995. Moreover, the five largest loans at May 31 represented 18.5% of total net assets, down from 22.1% at February 28. We increased the diversification because we believe it is prudent to do so in preparation for any significant near-term slowing of the economy.

* Maintained a relatively stable NAV per share. During the quarter, the NAV rose 1(cent) because of minor valuation adjustments in several loans. We successfully completed a restructuring of the Rowe International credit, and moved much closer toward final resolution of the KDI Corp. restructuring. After quarter-end, however, as was reported in the July 3rd regular monthly public press release, the Trust's NAV declined by 2(cent) primarily due to a decline in the value of the Trust's loan to Bradlees Inc. as the borrower unexpectedly filed for bankruptcy. Most of the position has already been sold to minimize further material exposure. Subsequently, the Trust has recorded approximately 1(cent) of appreciation in other holdings.

* Continued to rank number one among the five funds in the "Loan Participation Fund" category according to Lipper Analytical Services, Inc. for the 1, 3, and 5-years ended May 31, 1995.*

OUTLOOK

In the face of uncertainty over the near-term economic and interest rate environments, we believe the Trust has been appropriately positioned. Indeed, while the Federal Reserve ("Fed") recently pushed the federal funds rate down 1/4% in early June due to a reduction of inflationary pressures, the Fed's smaller than expected move indicated a continuing possibility of steady, albeit slow economic growth and even reignited inflation later in the year. Such an environment could continue to be beneficial to the Trust's performance. While past performance is no assurance of future results, the Trust has consistently maintained a 2 to 3 percentage point yield advantage over most other short-term investment alternatives in all types of economic environments since its 1988 inception.

We appreciate your continued support and confidence, and welcome your questions and comments.

Sincerely,


/s/ Michael P. McAdams


Michael P. McAdams
Portfolio Manager
July 28, 1995

                                   Pilgrim Prime Rate Trust First Quarter Report

Pilgrim Prime Rate is a closed-end management investment company listed on the New York Stock Exchange (Symbol: PPR) that seeks to provide high current income, consistent with preservation of capital. The Trust seeks to achieve these objectives by investing in a portfolio of senior, collateralized corporate loans, whose interest rates float with the prime lending rate as posted by major banks of LIBOR (London Inter-Bank Offered Rate).

*Source: Lipper Analytical Services, Inc. Lipper ranked Pilgrim Prime Rate Trust for total return, without deducting sales charges, and assuming reinvestment of all dividends and capital gains distributions.

Performance data represents past performance and is no guarantee of future results. Investment return will fluctuate . Shares, when sold, may be worth more or less than their original cost.

For a free prospectus on any of the Pilgrim America open-end funds, which contains more complete information, including all fees, charges and expenses, call 1-800-331-1080. Be sure to read the prospectus carefully before investing or sending money. Pilgrim America open-end funds are offered through Pilgrim America Securities, Inc.

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for Account Information or special account services at 1- 800-331-1080.

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:
Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004-4424
Attn: Pilgrim Prime Rate Trust Account Services

DIVIDEND REINVESTMENT PLAN

Pilgrim Prime Rate Trust shareholders may receive dividends monthly in cash or participate in the dividend reinvestment plan providing for purchase of additional trust shares at reduced brokerage commissions. An additional cash purchase plan is also available.

STOCK DATA

The Trust's Shares are traded on the New York Stock Exchange (symbol: PPR). The Trust's NAV and market price are tracked weekly under the "Closed-End Funds" featured in Barron's, the New York Times, Wall Street Journal and many other regional and national publications.

ANNUAL MEETING

Annual shareholder meetings are held at the executives offices of Pilgrim America Group, Inc. As of this date the next shareholder meeting has not been scheduled.

KEY FINANCIAL DATES - Remaining Calendar 1995 Dividends:

Declaration date                  Ex-date                       Payable date
--------------------------------------------------------------------------------
July 31                           August 9                      August 25
August 31                         September 7                   September 25
September 29                      October 5                     October 23
October 31                        November 8                    November 27
November 30                       December 7                    December 26
December 19                       December 27                   January 15, 1996

Please call Pilgrim America Shareholder Services Department for calendar year 1996 dividend dates.

Record date will be ten business days after each Ex-date.

INSTITUTIONAL INVESTOR CONTACTS

Institutional investor and analyst comments should be directed to:
         Pilgrim Prime Rate Trust
         Investor Relations Department
         c/o Pilgrim America Group, Inc. or
         by calling 1-602-417-8256

Portfolio of Investments (Unaudited)
May 31, 1995

                                     SENIOR COLLATERALIZED LOAN PARTICIPATIONS: 95.9%*
Principal
Amount                                                                                                               Value
------                                                                                                               -----
                                (Dollar weighted portfolio interest reset period is 44 days.)

                   Aerospace Products & Services: 6.0%
$ 15,000,000       Aviall, Inc. (aircraft engine maintenance) November 2000                                   $ 15,000,000
   8,000,000       Dallas Airmotive, Inc. (aircraft engine maintenance) March 2001                               8,000,000
   6,005,687       Grimes Aerospace Corp. (aerospace products) December 1999                                     5,405,119
   5,000,000       Gulfstream Delaware Corp. (aircraft manufacturer) March 1998                                  5,000,000
  18,798,370       VSI Corp. (aerospace products) March 1997                                                    18,798,370
                                                                                                              ------------
                                                                                                                52,203,489
                                                                                                              ------------

                   Apparel & Textiles: 1.9%
   1,210,937       Butterick Pattern Co. (sewing aids) May 1996                                                  1,210,937
  15,000,000       Chicopee, Inc. (specialty fabrics) March 2003                                                15,000,000
                                                                                                              ------------
                                                                                                                16,210,937
                                                                                                              ------------
                   Communications Services: 2.6%
  22,500,000       Paging Network Inc. (paging services) March 2002                                             22,500,000
                                                                                                              ------------

                   Construction Products: 2.8%
   2,207,740       Essex Industries, Inc. (locks and hardware manufacturer) August 1995                          2,207,740
  20,000,000       MTF Acquisition Corp. (paint and coating products) November 2002                             20,000,000
   2,484,677       United Building Materials, Inc. (stone and concrete products) March 1996                      2,484,677
                                                                                                              ------------
                                                                                                                24,692,417
                                                                                                              ------------
                   Container Products: 3.1%
   9,756,800       Silgan Corp. (metal and plastic containers) September 1996                                    9,756,800
   7,218,750       Portola Packaging, Inc. (plastic bottle cap manufacturer) July 2001                           7,218,750
  10,000,000       Reid Plastics Inc. (plastic bottle manufacturer) January 2002                                10,000,000
                                                                                                              ------------
                                                                                                                26,975,550
                                                                                                              ------------
                   Diversified Manufacturing: 8.2%
  10,000,000       Blackstone Capital-Wasserstein/C & A (shareholders of Collins & Aikman Inc. January 1997     10,000,000
   8,580,400       Desa International, Inc. (heating/fastening systems) November 2000                            8,580,400
   1,750,049@(1)   KDI Corp. (defense and leisure products) March 1998                                           1,050,030
  16,816,887       Pullman Company (transportation, industrial products) September 2000                         16,494,216
   7,650,000       Rowe International, Inc. (vending machine, jukebox and currency changer manufacturer)
                     June 2000                                                                                   7,281,250
  12,430,556       Spalding & Evenflo Companies, Inc. (sporting goods and juvenile products) October 2002       12,430,556
  14,992,857       UCAR Global Enterprises, Inc. (manufacturer of graphite electrodes) September 2003           14,992,857
                                                                                                              ------------
                                                                                                                70,829,309
                                                                                                              ------------
                   Electronic Equipment: 0.7%
   1,475,695       Anacomp, Inc. (micrographics equipment, supplies and services) April 1996                     1,424,046
   4,975,000       Tracor Inc. (defense and electronic products) February 2001                                   4,975,000
                                                                                                              ------------
                                                                                                                 6,399,046
                                                                                                              ------------
                   Food/Beverage Products and Services: 4.4%
   7,375,000       Bumble Bee Seafoods, Inc. (canned seafood) December 1996                                      7,375,000
  11,000,000       Specialty Foods Corp. (cheeses, breads, cookies, precooked meat products) August 1999        11,000,000
   2,263,243       Tom's Foods, Inc. (snack foods) December 1998                                                 2,263,243
  17,092,748       U.S. Foodservice, Inc. (food wholesaler) November 2000                                       17,092,748
                                                                                                              ------------
                                                                                                                37,730,991
                                                                                                              ------------

Principal
Amount                                                                                                               Value
------                                                                                                               -----
                   Food Stores: 2.7%
$ 18,360,656       Dominick's Finer Foods, Inc. (Chicago supermarkets) September 2003                         $ 18,360,656
   1,000,000       New Almac's Inc. (formerly Almac's, Rhode Island supermarkets) December 2001                  1,000,000
   3,706,310       Mayfair Supermarkets, Inc. (New Jersey supermarkets) February 1998                            3,706,310
                                                                                                              ------------
                                                                                                                 23,066,06
                                                                                                              ------------
                   General Merchandise Stores: 5.8%
   5,000,000       Federated Department Store (national department store) March 2000                             5,000,000
  20,000,000       Liberty House, Inc. (Hawaiian department store chain) June 2002                              20,000,000
  25,771,225       Saks and Company (general merchandise retailer) June 2000                                    25,771,225
                                                                                                              ------------
                                                                                                                50,771,225
                                                                                                              ------------

                   Health Care Services: 1.7%
  10,000,000       Covenant Care, Inc. (operator of long-term health care facilities) June 1999                 10,000,000
   4,639,753       Media/PRN Life Support Inc. (hospital equipment leasing) September 1998                       4,639,753
                                                                                                              ------------
                                                                                                                14,639,753

                   Health & Beauty Products: 6.8%
   7,500,000       Deknatel Inc. (surgical products manufacturer) April 2001                                     7,500,000
  17,500,000       ICON Health & Fitness Co. (exercise equipment) November 2001                                 17,500,000
   5,000,000       IVAC Corporation (manufacturer of intravenous and vital sign measurement instruments)
                     December 1999                                                                               5,000,000
  10,000,000       Mary Kay Cosmetics, Inc. (client sale cosmetics) December 2002                               10,000,000
  10,000,000       Revlon Inc. (cosmetics manufacturer) June 1997                                               10,000,000
   9,423,067       Thermoscan Inc. (electronic thermometers) October 1999                                        9,423,067
                                                                                                              ------------
                                                                                                                59,423,067
                                                                                                              ------------
                   Industrial Equipment: 6.0%
   4,654,932       Graphic Controls Corp. (industrial and medical charts) September 1999                         4,654,932
   4,823,896       Intermetro Industries Inc. (storage and material transport products) December 2002            4,823,896
   7,216,625       Jackson Products, Inc. (industrial and highway safety products manufacturer) March 2001       7,216,625
  10,000,000       National Propane Inc. (propane distribution) June 2002                                       10,000,000
   5,800,000       National Refractories Inc. (kiln lining materials) September 1999                             5,800,000
   2,578,374       Newflo Corp. (pump & valve manufacturer) February 1998                                        2,578,374
   4,150,915       Sperry Marine, Inc. (manufacturer of navigation products) November 2000                       4,150,915
  12,704,018       Waters Corporation (testing equipment) May 2003                                              12,704,018
                                                                                                              ------------
                                                                                                                51,928,760
                                                                                                              ------------
                   Industrial Services: 6.8%
   7,000,000       Bankers Systems, Inc. (compliance services to banking industry) November 2002                 7,000,000
  10,000,000       Clean Harbors (industrial cleaning) May 2000                                                 10,000,000
   7,500,000       Nimbus Manufacturing Inc. (compact disc manufacturer) March 2002                              7,500,000
   2,755,171       Norcal Waste Systems, Inc. (landfill & waste services) September 1998                         2,534,760
  15,000,000       Primeco, Inc. (equipment leasing) December 2000                                              15,000,000
   7,750,000       Professional Service Inc. (engineering services) April 2002                                   7,750,000
   9,580,000       Staff Capital, L.P. (payroll and human resources services) December 1999                      9,580,000
                                                                                                              ------------
                                                                                                                59,364,760
                                                                                                              ------------

Principal
Amount                                                                                                               Value
------                                                                                                               -----
                   Media/Entertainment: 8.1%
$  7,500,000       Classic Cable Corp. (cable TV system) March 2004                                           $  7,500,000
   9,983,333       Phoenix Associates Inc. (cable television company) December 1999                              9,983,333
   4,825,488       Renaissance Communications Corp. (independent television stations) December 1998              4,825,488
  10,917,500       Silver King Communications Inc. (independent television stations) July 2002                  10,917,500
   7,000,000       U.S. Radio Holdings (independent radio stations) September 2003                               7,000,000
  30,000,000       Ziff-Davis Corporation (electronics trade magazine publishing) December 2002                 30,000,000
                                                                                                              ------------
                                                                                                                70,226,321
                                                                                                              ------------
                   Metal Products: 3.1%
   3,049,070       Carolina Steel Co. (bridge & highway products) October 1999                                   3,049,070
   3,224,436       The Doe Run Company (lead smelter) March 1997                                                 3,224,436
  16,521,739       Titanium Metals, Inc. (metal smelter) April 1996                                             16,521,739
   4,500,000       Triangle Wire and Cable Inc. (metal products fabricator) April 1997                           4,500,000
                                                                                                              ------------
                                                                                                                27,295,245
                                                                                                              ------------
                   Miscellaneous Companies: 2.4%
   6,000,000       Explosive Technologies Inc. (industrial explosives manufacturer) February 1998                6,000,000
   2,500,000       Liggett Group Inc. (tobacco products) March 1997                                              2,500,000
  12,000,000       Worldwide Sports and Recreation Corp. (optics, airguns & swim products) March 2001           12,000,000
                                                                                                              ------------
                                                                                                                20,500,000
                                                                                                              ------------
                   Paper Products: 7.5%
  10,000,000       Fort Howard Corp. (tissue manufacturer) December 1996                                        10,000,000
  38,300,000       Jefferson Smurfit Corporation/Container Corporation of America (paper and packaging
                     materials) April 2002                                                                      38,300,000
  10,000,000       SD Warren Co. (diversified paper manufacturer) December 2002                                 10,000,000
   7,198,492       Stone Container Corp. (diversified paper products) April 2000                                 7,198,492
                                                                                                              ------------
                                                                                                                65,498,492
                                                                                                              ------------
                   Publishing and Information Services: 0.6%
   5,000,000       Pierce Leahy Corp. (document storage) July 2000                                              19,210,524
                                                                                                              ------------

                   Restaurants: 4.6%
  19,210,524       America's Favorite Chicken Co. (quick service restaurant chain) November 1998                19,210,524
   9,118,578       Domino's Pizza, Inc. (pizza delivery chain) July 2000                                         9,118,578
  10,649,484       Friendly's Ice Cream Company (Northeastern restaurant chain) October 1995                     9,850,773
   1,849,427       Long John Silvers Inc. (quick service seafood restaurant chain) December 1998                 1,849,427
                                                                                                              ------------
                                                                                                                40,029,302
                                                                                                              ------------
                   Specialty Retailing: 2.6%
   4,906,445       Camelot Music, Inc. (music stores) February 2002                                              4,783,785
  15,193,333       Color Tile, Inc. (home improvement retailer) December 1998                                   15,193,333
   2,484,184       M & H Drugs, Inc. (Midwestern retail drugstores) March 1996                                   2,484,184
                                                                                                              ------------
                                                                                                                22,461,302
                                                                                                              ------------
                   Transportation: 7.5%
   9,997,413(1)    Caterair International Corp. (airline foodservice) December 1998                              9,997,413
   2,041,259       Gateway Western Railway (regional railroad) December 2000                                     2,041,259
  43,970,097       Northwest Airlines, Inc. (international airline) December 1999                               43,970,097
   4,940,915       Paducah & Louisville Railway (regional railroad) November 1998                                4,940,915
   3,958,736       Petro PSC Properties (truckstops/travel centers) May 2001                                     3,958,736
                                                                                                              ------------
                                                                                                                64,908,420
                                                                                                              ------------
                       Total Senior Collateralized Loan Participations (Cost $834,856,567)                     832,655,352
                                                                                                              ------------

Principal
Amount                                                                                                               Value
------                                                                                                               -----
                                                OTHER CORPORATE DEBT: 0.2%
                   Food Stores: 0.1%
  $1,050,400       New Almac's Inc. (formerly Almac's, Rhode Island supermarkets) Senior Subordinated Note,
                     December 2004                                                                            $    945,360
                                                                                                              ------------

                   Textiles: 0.1%
   1,129,107(R)    Dan River (Braelan) Corp. (diversified textiles) 16.35% Convertible Junior Subordinated
                     Debenture, September 1995                                                                   1,129,107
                                                                                                              ------------

                       Total Other Corporate Debt (Cost $2,179,507)                                              2,074,467
                                                                                                              ------------

                                         COMMON STOCK AND PREFERRED STOCK: 0.6%
Shares
------
                   Diversified Manufacturing: 0.1%
     100,000@      Interco, Inc. -- common (furniture)                                                             612,500

                   Electronic Products: 0.1%
     174,951@(R)   MICOM Communications Corp.-- common (wide area networking products)                             964,417
                                                                                                              ------------

                   Footwear: 0.0%
      30,000@      Converse Inc.-- common (athletic shoes)                                                         202,500
                                                                                                              ------------

                   Restaurants: 0.3%
      24,848(R)    America's Favorite Chicken Co. -- preferred (quickservice restaurant chain)                   2,484,800
      17,664@      Flagstar, Inc. -- common (family restaurants and institutional foodservice companies)            88,320
                                                                                                              ------------
                                                                                                                 2,573,120
                   Textiles: 0.1%
      6,198@(R)    Dan River (Braelan) Corp.-- common (diversified textiles)                                       741,000
                                                                                                              ------------

                       Total Common Stock and Preferred Stock (Cost $3,606,179)                                  5,093,537
                                                                                                              ------------

                                              STOCK PURCHASE WARRANTS: 0.1%

    48,930@(R)     Autotote Systems, Inc. Warrants, Exercise price $3.835, Expires 10/30/03                        128,735
          --@(R)   Friendly Ice Cream Company, Equity Linked, Contingent Interest Payments                            --
  18,954,372@(R)   Gateway Western Railway, Warrants, Exercise Price $.001                                         497,249
        4.17@(R)   Paducah & Louisville Railway, Exercise Price $2,976, Expires 11/18/98                              --
      45,000@(R)   Victory Holding Corp., Warrants, Exercise Price $10, Expires 12/1/01                            354,375
      13,341@(R)   Thermoscan Inc., Warrants, Exercise Price $0, Expires 7/31/00                                   171,832
                                                                                                              ------------
                       Total Stock Purchase Warrants (cost $2,239,007)                                           1,152,191
                                                                                                              ------------

Principal
Amount                                                                                                               Value
------                                                                                                               -----
                                            SHORT-TERM INVESTMENTS: 3.1%

                   U.S. Agency Discount Notes:
$ 19,170,000       Federal Home Loan bank, 5.86%, Due 06/05/95                                                $ 19,157,518
   7,525,000       Federal Home Loan Mortgage Corporation, 6.10%, Due 06/01/95                                   7,525,000
                                                                                                              ------------
                             Total Short-Term Investments (Cost $26,682,518)                                    26,682,518
                                                                                                              ------------

                   Total Investments (Cost $869, 563,779)                                        99.9%         867,658,065
                   Cash and Other Assets in Excess of Liabilities-- Net                           0.1              626,208
                                                                                                -----         ------------
                             Total Net Assets (Unaudited)                                       100.0%        $868,284,273
                                                                                                =====         ============

----------------
@     Non-income producing security
(R)   Restricted security
* Collateralized loan participations, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and can not be sold publicly. These collateralized loan participations bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the participation agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1) Borrower is in the process of developing a plan of debt and/or corporate restructure.

         Pilgrim America Group, Inc.
         Family of Funds
---------------------


         Open-End Funds
---------------------
Pilgrim America MagnaCap Fund

Pilgrim Government Securities Income Fund
(Formerly Pilgrim GNMA Fund)

Pilgrim America High Yield Fund


         Closed-End Funds
---------------------
Pilgrim Regional BankShares(SM)

Pilgrim Prime Rate Trust(TM)


         Money Market Fund
---------------------
Pilgrim General Money Market Shares



Pilgrim General Money Market Shares is a class of the Cortland General Money Market Fund Series of Cortland Trust, Inc.
---------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Pilgrim America Securities, Inc. Read the Prospectus carefully before you invest or send money.

Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424

---------------------------------------------------
PILGRIM PRIME RATE TRUST

Investment Manager
Pilgrim America Investments, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424

Shareholder Servicing Agent
Pilgrim America Group, Inc.
Two Renaissance Square
40 North Central Avenue
Suite 1200
Phoenix, AZ 85004-4424
(800) 331-1080

Transfer Agent
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141


PILGRIM
AMERICA
GROUP(R)

AN EXPRESS AMERICA COMPANY

This report is submitted for the general information of the shareholders of the Pilgrim Prime Rate Trust.

                                                           PILGRIM
PILGRIM
                                                           PRIME
AMERICA
                                                           RATE
GROUP(R)
                                                           TRUST
AN EXPRESS AMERICA COMPANY

                                                           FIRST QUARTER REPORT
                                                           MAY 31, 1995